Income (loss) per share - Summary of Income (Loss) per Share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Income (Loss) Per Share [Abstract]
Net income (loss)	€ (52,809)	€ (63,984)	[1]	€ (20,759)	[1]
Weighted average number of ordinary shares in circulation (in shares)	79,542,627	78,934,960		66,908,389
Basic income (loss) per share (in EUR per share)	€ (0.66)	€ (0.81)	[1]	€ (0.31)	[1]
Adjustment for share instruments (in shares)	0	0		0
Diluted income (loss) per share (in EUR per share)	€ (0.66)	€ (0.81)	[1]	€ (0.31)	[1]

[1]	Items relating to the year ended December 31, 2019 and 2020 have been restated to reflect the impact of the classification of Lumoxiti's activities as discontinued operations in 2021. These items are presented in notes 2.w and 17.